ANNUAL
                                REPORT
                     FEBRUARY 28, 1998




                     TIP Institutional Funds [Logo omitted]
                     --------------------------------------
                         TRUSTED INSTITUTIONAL PARTNERS




                     ======================================

                              Turner Short Duration
                      Government Funds--One Year Portfolio

                     ======================================

                              Turner Short Duration
                     Government Funds--Three Year Portfolio

                     ======================================

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------


We are pleased to report on the performance of the Turner Short Duration Government Funds (the "Funds") for the TIP Institutional Funds' fiscal year ended February 28, 1998.
     During that period the One Year Portfolio achieved a cumulative return of 6.34%. It also compares favorably with the cumulative return of 5.31% during that same time by the Merrill Lynch 3-Month U.S. Treasury Bill Index*. Management has selected the Merrill Lynch 3-Month U.S. Treasury Bill Index as a benchmark because this index closely approximates the risk return profile of the Fund. The Three Year Portfolio achieved a cumulative return of 7.07%. The Three Year Portfolio is ranked fourth in its Lipper universe of 104 short U.S. Government bond funds** for the period since its inception. It also compares favorably with the cumulative return of 7.00% during that same time by the Lehman Government 1-3 Year Index***.
     We are very proud of these performance figures. This last year has been an exciting year in the life of the Funds. The transition from Solon Asset Management, L.P. to Turner Investment Partners, Inc. continues to go smoothly. Under the continuing management of James Midanek, the portfolio management team has pledged to pursue the same disciplined, consistent method they've applied since the Funds' inception -- a method which emphasizes liquidity, high credit quality, and full analysis of all aspects of investment risk.
     Please let us know what we can do to serve you better. We appreciate your confidence in the TIP Institutional Funds and Turner Investment Partners, Inc. and look forward to another interesting year.

Sincerely,

/S/Signature

Robert E. Turner
CHAIRMAN
TURNER INVESTMENT PARTNERS, INC.



  * The Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged index that assumes reinvestment of all dividends.
 ** Source: Lipper Analytical Services, Inc.
*** The Lehman Government 1-3 Year Index is an unmanaged index that assumes the reinvestment of all dividends.

INVESTMENT REVIEW
TIP INSTITUTIONAL FUNDS
--------------------------------------------------------------------------------


For the year ended February 28, 1998 the Three Year and One Year Portfolios of the Turner Short Duration Government Funds provided annual returns of 7.07% and 6.34% respectively.
     We are pleased with these results, which were provided while strictly adhering to our low risk approach to fixed income investing.
     For the period, rates along the yield curve fell between 28 basis points (One Year Treasury Bill) to 94 basis points (Ten Year Treasury Note). The curve flattened, with the yield difference between the two year and ten year treasury notes falling from 47 basis points to 9 basis points. During the period the Federal Reserve acted once to raise the funds rate from 5.25% to 5.50%.
     Mortgage securities, which together with U.S. Treasuries make up the bulk of our portfolios, performed well with yield spreads to Treasuries generally tightening slightly.
     The new fiscal year is guaranteed to be interesting. There are many questions that will be answered in the next twelve months which can have a significant impact on the level of interest rates, especially at the short end of the curve. Can the U.S. economy continue its impressive growth at 3-4% or even higher for another year? With unemployment at long-term lows will wage inflation begin to disrupt the incredible drop in inflation? Will the "Asian Crisis" worsen, leading to a worldwide deflationary spiral?
     The worldwide economic environment clearly calls for excessive caution. We believe that the economy will continue to grow at a brisk pace and that wage inflation is likely to force the Fed to raise rates sometime in the next 6 months. As a result we will continue our short to neutral bias as to interest rate risk, believing that there is more to be lost than gained through added exposure.
     We look forward to the next year and appreciate the opportunity to provide our shareholders with the highest possible total returns consistent with prudent management principles.


/S/Signature


James I. Midanek
Chief Investment Officer -- Fixed Income

     COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE TURNER SHORT DURATION GOVERNMENT FUNDS--ONE YEAR PORTFOLIO, INSTITUTIONAL CLASS,
       VERSUS THE MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX AND THE
                     LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX

             -----------------------------------------------------
                                           Annualized   Annualized
                                 One-Year  Three-Year   Inception
                                  Return     Return      to Date*
             -----------------------------------------------------
             One Year Portfolio    6.34%      6.63%       6.28%
             -----------------------------------------------------

                 [Line graph omitted--plot points as follows:]

            Turner Short Duration Government         Merrill Lynch 3-Month          Lehman 1-3 Year
         Funds--One Year Portfolio,Institutional    U.S. Treasury Bill Index     Government Bond Index
         ---------------------------------------    ------------------------     ---------------------
Mar 94                 $10,000                             $10,000                     $10,000
Feb 95                  10,519                              10,472                      10,377
Feb 96                  11,270                              11,089                      11,246
Feb 97                  11,994                              11,677                      11,851
Feb 98                  12,754                              12,297                      12,681



        COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
          TURNER SHORT DURATION GOVERNMENT FUNDS--THREE YEAR PORTFOLIO, INSTITUTIONAL CLASS, VERSUS THE LEHMAN 1-3 YEAR GOVERNMENT BOND INDEX

            -------------------------------------------------------
                                             Annualized  Annualized
                                   One-Year  Three-Year  Inception
                                    Return     Return     to Date*
            -------------------------------------------------------
            Three Year Portfolio     7.07%      7.19%      6.41%
            -------------------------------------------------------

                [Line graph omitted--plot points as follows:]


             Turner Short Duration Government           Lehman 1-3 Year
         Funds--Three Year Portfolio,Institutional   Government Bond Index
         -----------------------------------------   ---------------------
Mar 94                    $10,000                         $10,000
Feb 95                     10,472                          10,377
Feb 96                     11,390                          11,246
Feb 97                     12,047                          11,851
Feb 98                     12,899                          12,681

These figures represent past performance. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.
*Commenced operations March 1, 1994.

STATEMENT OF NET ASSETS                                  TIP INSTITUTIONAL FUNDS
February 28, 1998


TURNER SHORT DURATION                  Face
GOVERNMENT FUNDS--                     Amount    Value
ONE YEAR PORTFOLIO                     (000)     (000)
------------------------------------------------------
U.S. TREASURY OBLIGATIONS (0.4%)
   U.S. Treasury Note
     6.375%, 05/15/00                 $  5      $    5
                                                ------

TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $5)                                         5
                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS (88.8%)
   FFCB
     5.487%, 03/12/98                   18          18
     5.537%, 03/13/98                   24          24
   FHLMC
     6.000%, 12/15/04                    9          10
     6.100%, 11/15/16                   26          26
   FHLMC CMO/REMIC
     6.000%, 08/15/01                   99          99
     6.750%, 10/15/13                  129         129
     6.000%, 09/15/14                   81          81
   FHLMC Discount Notes
     5.410%, 03/04/98                   33          33
     5.485%, 03/09/98                   75          75
     5.400%, 03/10/98                   25          25
   FNMA
     7.000%, 08/25/18                   25          25
   FNMA CMO/REMIC
     6.750%, 08/25/05                    5           5
     5.500%, 04/25/14                   11          10
     5.500%, 12/25/14                   50          50
     5.700%, 06/25/16                    4           4
   FNMA CMO/REMIC ARM (A)
     6.156%, 03/25/98                   36          37
   FNMA Discount Notes
     5.400%, 03/18/98                   15          15
   GNMA
     7.000%, 03/20/16                   94          97
     7.000%, 12/20/17                   95          98


                                      Face
                                     Amount      Value
                                      (000)      (000)
------------------------------------------------------
   GNMA ARM (A)
     7.000%, 03/15/98                  $55      $   57
     7.375%, 03/15/98                   90          93
   TVA
     6.000%, 10/08/99                   50          50
                                                ------

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $1,059)                                 1,061
                                                ------

COLLATERALIZED MORTGAGE OBLIGATIONS (4.8%)
   RFMSI, Ser 1993-S36, Cl A3
     5.065%, 10/25/08                   25          24
   Salomon Brothers Mortgage
     Securities VII, Ser 1994-10, Cl A1
     6.650%, 05/25/24                   34          33
                                                ------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $57)                                       57
                                                ------

ASSET-BACKED SECURITIES (3.7%)
   Advanta Credit Card Master
     Trust, Ser 1993-4, Cl A (A)
     5.875%, 03/15/98                   44          44
                                                ------

TOTAL ASSET-BACKED SECURITIES
   (Cost $44)                                       44
                                                ------

TOTAL INVESTMENTS (97.7%)
   (Cost $1,165)                                 1,167
                                                ------

OTHER ASSETS AND LIABILITIES, NET (2.3%)            28
                                                ------


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                  TIP INSTITUTIONAL FUNDS
February 28, 1998



TURNER SHORT DURATION
GOVERNMENT FUNDS--                               Value
ONE YEAR PORTFOLIO  (Concluded)                  (000)
------------------------------------------------------
NET ASSETS:
   Portfolio Shares of Institutional Class
     (unlimited authorization -- par
     value of $.01 per share) based on
     118,607 outstanding shares of
     beneficial interest                        $1,190
   Accumulated net realized gain
     on investments                                  3
   Net unrealized appreciation
     on investments                                  2
                                                ------
TOTAL NET ASSETS (100.0%)                       $1,195
                                                ======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $10.08
                                                ======

THE RATE ILLUSTRATED REPRESENTS DISCOUNT RATE FOR DISCOUNT
SECURITIES, AND COUPON FOR COUPON-BEARING SECURITIES.
(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE
    STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
    FEBRUARY 28, 1998. THE MATURITY DATE SHOWN IS THE
    NEXT SCHEDULED RESET DATE.
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FFCB -- FEDERAL FARM CREDIT BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
RMFSI -- RESIDENTIAL FUNDING MORTGAGE SECTION I
SER -- SERIES
TVA -- TENNESSEE VALLEY AUTHORITY


    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                  TIP INSTITUTIONAL FUNDS
February 28, 1998



TURNER SHORT DURATION                Face
GOVERNMENT FUNDS--                   Amount      Value
THREE YEAR PORTFOLIO                 (000)       (000)
------------------------------------------------------
U.S. TREASURY OBLIGATIONS (25.6%)
   U.S. Treasury Notes
     6.375%, 05/15/99               $1,175     $ 1,186
     6.375%, 05/15/00                1,147       1,166
     6.250%, 06/30/02                1,302       1,332
     7.000%, 07/15/06                  270         292
                                               -------
TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $3,952)                                 3,976
                                               -------

U.S. GOVERNMENT AGENCY OBLIGATIONS (61.1%)
   FHLMC
     6.250%, 04/15/03                   41          41
     6.000%, 12/15/04                  310         310
     7.000%, 10/01/12                  630         642
     6.100%, 11/15/16                  802         802
     5.400%, 04/15/24                  265         264
   FHLMC CMO/REMIC
     6.000%, 08/15/01                   95          95
     5.500%, 12/15/02                  444         442
     6.750%, 10/15/13                  138         138
     6.000%, 09/15/14                  478         477
    10.000%, 06/15/20                  213         225
   FNMA
     5.650%, 02/12/01                  175         174
     6.000%, 10/01/08                  830         826
     7.000%, 08/25/18                  362         362
     9.000%, 04/01/16                  423         454
   FNMA ARM (A)
     7.772%, 03/15/98                  147         147
   FNMA CMO/REMIC
     5.700%, 06/25/16                  387         386
     9.400%, 10/25/17                    5           5
   FNMA CMO/REMIC ARM (A)
     6.156%, 03/25/98                  392         393
   FNMA Medium Term Notes
     6.710%, 03/11/02                  360         366
     6.240%, 07/29/02                  175         178
   FNMA TBA (B)
     6.500%, 02/27/28                  500         494
   GNMA
     7.000%, 03/20/16                  148         152
     6.875%, 11/20/18                  268         274



                                     Face
                                    Amount       Value
                                     (000)       (000)
------------------------------------------------------
   GNMA ARM (A)
     7.000%, 03/15/98                 $122     $   126
   GNMA TBA (B)
     8.000%, 02/01/28                  500         518
     7.500%, 02/17/28                  250         257
   TVA
     6.000%, 10/08/99                  950         950
                                               -------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (Cost $9,414)                                 9,498
                                               -------

COLLATERALIZED MORTGAGE OBLIGATIONS (5.9%)
   Citicorp Mortgage Securities,
     Ser 1994-10, Cl A4
     6.250%, 06/25/24                  677         677
   Countrywide Funding,
     Ser 1994-10, Cl A1
     6.000%, 05/25/09                  106         106
   GE Capital Mortgage Services,
     Ser 1994-17, Cl A3
     7.000%, 05/25/24                   78          78
   Salomon Brothers Mortgage
     Securities VII, Ser 1994-10, Cl A1
     6.650%, 05/25/24                   64          64
                                               -------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $916)                                     925
                                               -------

ASSET-BACKED SECURITIES (7.9%)
   Advanta Credit Card Master Trust,
     Ser 1993-4, Cl A (A)
     5.875%, 03/15/98                  479         479
   AT&T Universal Card Master
     Trust, Ser 1995-3, Cl A (A)
     5.815%, 04/17/98                  750         754
                                               -------
TOTAL ASSET-BACKED SECURITIES
   (Cost $1,233)                                 1,233
                                               -------

    The accompanying notes are an integral part of the financial statements.
                                        6

STATEMENT OF NET ASSETS                                  TIP INSTITUTIONAL FUNDS
February 28, 1998



TURNER SHORT DURATION                Face
GOVERNMENT FUNDS--                   Amount      Value
THREE YEAR PORTFOLIO (Concluded)     (000)       (000)
------------------------------------------------------

REPURCHASE AGREEMENT (11.2%)
   Paine Webber
     5.65%, dated 02/27/98, matures
     03/02/98, repurchase price
     $1,736,817 (collateralized by
     FNMA, par value $1,775,681,
     6.1875%, matures 08/18/27:
     market value $1,774,633)       $1,736     $ 1,736
                                               -------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,736)                                 1,736
                                               -------
TOTAL INVESTMENTS (111.7%)
   (Cost $17,251)                               17,368
                                               -------
INVESTMENT SECURITIES PURCHASED (-16.4%)        (2,562)

OTHER ASSETS AND LIABILITIES, NET (4.7%)           738
                                               -------
NET ASSETS:
   Portfolio Shares of Institutional Class
     (unlimited authorization -- par
     value of $.01 per share) based on
     1,539,586 outstanding shares of
     beneficial interest                        15,413
   Undistributed net investment income               2
   Accumulated net realized gain
     on investments                                 12
   Net unrealized appreciation
     on investments                                117
                                               -------
TOTAL NET ASSETS (100.0%)                      $15,544
                                               =======
   Net Asset Value, Offering and
     Redemption Price Per Share                 $10.10
                                               =======

(A) FLOATING RATE SECURITY--THE RATE REFLECTED ON THE
    STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON
    FEBRUARY 28, 1998. THE MATURITY DATE SHOWN IS THE
    NEXT SCHEDULED RESET DATE.
(B) WHEN ISSUED SECURITY.
ARM -- ADJUSTABLE RATE MORTGAGE
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES
TBA -- TO BE ANNOUNCED
TVA -- TENNESSEE VALLEY AUTHORITY


    The accompanying notes are an integral part of the financial statements.
                                        7

STATEMENT OF OPERATIONS (000)                            TIP INSTITUTIONAL FUNDS


                                                        TURNER SHORT DURATION
                                                           GOVERNMENT FUNDS:
                                                       ONE YEAR      THREE YEAR
                                                       PORTFOLIO      PORTFOLIO
                                                     ------------   ------------
                                                       FOR THE        FOR THE
                                                      YEAR ENDED     YEAR ENDED
                                                        2/28/98        2/28/98
--------------------------------------------------------------------------------
Investment Income:
   Interest .....................................        $ 66         $1,007
--------------------------------------------------------------------------------
     Total Investment Income.....................          66          1,007
--------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .....................           3             42
   Investment Advisory Fee Waiver ...............          (3)           (42)
   Reimbursements by Advisor.....................         (94)          (117)
   Administrator Fees ...........................           1             12
   Custodian Fees ...............................          29             39
   Transfer Agent Fees ..........................           8              8
   Professional Fees ............................          32             36
   Trustee Fees .................................           4              4
   Registration Fees ............................          14             18
   Pricing Fees .................................           1              2
   Shareholder Service Fees......................           2             35
   Insurance and Other Fees .....................           3              3
--------------------------------------------------------------------------------
     Total Expenses .............................          --             40
--------------------------------------------------------------------------------
         Net Investment Income ..................          66            967
--------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold .......           1             54
   Net Unrealized Appreciation
     of Investment Securities ...................           1             98
--------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
       on Investments ...........................           2            152
--------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations ...........................          68          1,119
================================================================================
Amounts designated as "--" are either $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
                                        8

STATEMENT OF CHANGES IN NET ASSETS (000)                 TIP INSTITUTIONAL FUNDS



                                                                               TURNER SHORT DURATION
                                                                                  GOVERNMENT FUNDS:
                                                                     ONE YEAR PORTFOLIO      THREE YEAR PORTFOLIO
                                                                    --------------------    ----------------------
                                                                     FOR THE YEAR ENDED       FOR THE YEAR ENDED
                                                                     2/28/98     2/28/97      2/28/98    2/28/97
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .......................................       $  66        $ 39     $   967    $   746
   Net Realized Gain (Loss) from Securities Sold ...............           1           1          54        (37)
   Net Unrealized Appreciation of
     Investments ...............................................           1           1          98         11
------------------------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations .........................................          68          41       1,119        720
------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .......................................         (66)        (39)       (966)      (750)
   Realized Capital Gains ......................................          --          --          --        (21)
------------------------------------------------------------------------------------------------------------------
     Total Distributions .......................................         (66)        (39)       (966)      (771)
------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .................................         827         462       3,854      7,303
   Proceeds from Shares Issued in Lieu of Cash Distributions....          66          39         967        773
   Cost of Shares Redeemed.......................................       (564)        (37)     (7,239)    (1,242)
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets From Capital
     Share Transactions.........................................         329         464      (2,418)     6,834
------------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets ...................         331         466      (2,265)     6,783
------------------------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Year..........................................         864         398      17,809     11,026
------------------------------------------------------------------------------------------------------------------
     End of Year................................................      $1,195        $864     $15,544(1) $17,809
==================================================================================================================
Shares Issued and Redeemed:
   Issued ......................................................          82          46         383        730
   Issued in Lieu of Cash Distributions.........................           7           4          96         77
   Redeemed......................................................        (56)         (4)       (722)      (124)
------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Capital Shares....................          33          46        (241)       683
------------------------------------------------------------------------------------------------------------------

Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Includes undistributed net investment income of $2.


    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                     TIP INSTITUTIONAL FUNDS

For a Share Outstanding Throughout each Period




            Net                 Realized and                                      Net                      Net
           Asset                 Unrealized    Distributions   Distributions     Asset                    Assets      Ratio
           Value,      Net          Gains          from Net        from          Value                     End     of Expenses
         Beginning  Investment   (Losses) on     Investment       Capital         End                   of Period   to Average
         of Period   Income      Investments       Income          Gains       of Period  Total Return    (000)     Net Assets
         ---------  ----------  -------------  -------------   -------------   ---------  ------------  ---------  -----------
----------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS--ONE YEAR PORTFOLIO
----------------------------------------------------------
1998(2)   $10.06       0.60         0.02           (0.60)           --          $10.08       6.34%       $1,195        0.00%
1997      $10.03       0.60         0.03           (0.60)           --          $10.06       6.32%       $  865        0.00%
1996      $ 9.99       0.64         0.05           (0.65)           --          $10.03       7.09%       $  398        0.00%
1995(1)   $10.00       0.53        (0.02)          (0.52)           --          $ 9.99       5.21%       $  145        0.00%
------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS--THREE YEAR PORTFOLIO
------------------------------------------------------------
1998(2)   $10.00       0.59         0.10           (0.59)           --          $10.10       7.07%      $15,544        0.24%
1997      $10.04       0.58        (0.01)          (0.59)         (0.02)        $10.00       5.45%      $17,809        0.24%
1996      $ 9.80       0.60         0.23           (0.59)           --          $10.04       8.73%      $11,027        0.24%
1995(1)   $10.00       0.61        (0.22)          (0.59)           --          $ 9.80       4.08%      $ 7,065        0.15%



                                         Ratio of Net
                          Ratio of        Investment
                          Expenses       Income (Loss)
         Ratio of Net    to Average       to Average                Average       Average       Average
          Investment     Net Assets       Net Assets                 Debt          Debt         Shares
            Income       (Excluding       (Excluding               Per Share    Outstanding   Outstanding  Portfolio
          to Average     Waivers and     Waivers and     Interest  During the   During the      During     Turnover
          Net Assets   Reimbursements)  Reimbursements)   Expense  Period (3)  Period (3)(4)  the Period     Rate
         ------------  ---------------  ---------------  --------  ----------  -------------  -----------  ---------
----------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS--ONE YEAR PORTFOLIO
----------------------------------------------------------
1998(2)     5.97%           8.83%            (2.86)%         --        --           --            --         68.80%
1997        5.91%          10.25%            (4.34)%         --        --           --            --         81.82%
1996        6.46%          16.47%           (10.01)%         --        --           --            --           --
1995(1)     5.74%          27.89%           (22.15)%         --        --           --            --           --
------------------------------------------------------------
TURNER SHORT DURATION GOVERNMENT FUNDS--THREE YEAR PORTFOLIO
------------------------------------------------------------
1998(2)     5.85%           1.21%              4.88%         --        --           --            --        197.03%
1997        5.80%           1.21%              4.83%        0.02%    $0.04      $ 56,238      1,320,830     279.00%
1996        6.18%           1.45%              4.97%        0.12%    $0.28      $256,115        901,238     251.00%
1995(1)     6.21%           1.18%              5.18%        0.04%    $0.08      $ 75,604        895,472     405.00%


Amounts designated as "--" are either $0 or have been rounded to $0.
(1) Commenced operations on March 1, 1994.
(2) On January 22, 1998, shareholders of each Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.
(3) Average based upon amounts outstanding at each month end.
(4) There was no debt outstanding at the end of any period presented.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                            TIP INSTITUTIONAL FUNDS

February 28, 1998


1.  ORGANIZATION:
The TIP Institutional Funds (the "Trust") a Delaware Business Trust, registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. As of February 28, 1998, The TIP Institutional Funds had two series: Turner Short Duration Government Funds--One Year Portfolio (the "One Year Portfolio") and Turner Short Duration Government Funds--Three Year Portfolio (the "Three Year Portfolio") (each a "Fund" and collectively the "Funds"). As of March 1, 1998, each Fund is registered to offer two classes of shares, Institutional Shares and Advisory Shares. The Advisory Shares had not commenced operations as of February 28, 1998. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- It is the policy of the Funds to value portfolio securities at market value. Market value is determined on the basis of last reported sales price, or if no sales are reported, as is the case with most securities traded over the counter, the mean between representative bid and asked quotations. Short-term securities with maturities of 60 days or less may be carried at amortized cost, which approximates market value.Fixed income securities for which market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable and whose durations are comparable to the securities being valued. Subject to the foregoing, other securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for as of trade date. Realized gains and losses are determined on the specific identified cost basis. Interest income includes amortization of discounts and premiums. Securities purchased on a when-issued or delayed delivery basis may be settled a month or more after the trade date. Such securities are included in the portfolio and are subject to market fluctuations during this period. On the date of the commitment to purchase or sell, the Funds designate specific assets with a current value at least equal to the amount of the commitment to be used for settling the commitment.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                TIP INSTITUTIONAL FUNDS

February 28, 1998


     thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are allocated equally between the Funds.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid monthly to Shareholders. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The TIP Institutional Funds and SEI Fund Resources (the "Administrator") are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.08% for the first year. Thereafter, the annual fee will be: 0.10% of the average daily net assets of the Funds up to $250 million, 0.08% on the next $250 million, and 0.07% of such assets in excess of $500 million. There is a minimum annual fee of $75,000 per fund payable to the Administrator for services rendered to the Funds under the Administration Agreement. For the first year of the Administration Agreement the annual minimum fee is being waived by the Administrator.

Prior to January 1, 1998, administrative services were provided to the Trust by Solon Asset Management, L.P. for an annual fee of .07% of the average daily net assets of the funds.

On January 1, 1998 DST Systems, Inc. (the "Transfer Agent") became the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

Prior to January 1, 1998, Solon Asset Management, L.P. was the transfer agent and dividend disbursing agent for the Funds.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                TIP INSTITUTIONAL FUNDS

February 28, 1998


The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated January 1, 1998. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Turner Investment Partners, Inc. (the "Advisor") are parties to an Investment Advisory Agreement dated January 1, 1998, under which the Advisor receives an annual fee equal to 0.25% of the average daily net assets of the Funds. The Advisor has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Funds in order to limit total operating expenses to not more than 0.36% of the average daily net assets on an annualized basis. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

On January 1, 1998 Turner Investment Partners, Inc. acquired substantially all of the assets and liabilities of Solon Asset Management L.P. (the Trust's prior investment advisor).

On January 22, 1998 shareholders of each Fund approved a change in the advisor from Solon Asset Management, L.P. to Turner Investment Partners, Inc.

On January 1, 1998 CoreStates Bank, N.A. became the Custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales including government securities, other than short-term investments, for the year ended February 28, 1998, are as follows (000):

                           TURNER          TURNER
                       SHORT DURATION  SHORT DURATION
                         GOVERNMENT      GOVERNMENT
                          PORTFOLIO       PORTFOLIO
                          ONE YEAR       THREE YEAR
                       ------------------------------
Purchases ..........       $1,667          $37,177
Sales ..............       $  588          $31,274

At February 28, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at February 28, 1998, are as follows (000):

                           TURNER          TURNER
                       SHORT DURATION  SHORT DURATION
                         GOVERNMENT      GOVERNMENT
                          PORTFOLIO       PORTFOLIO
                          ONE YEAR       THREE YEAR
                       ------------------------------
Aggregate gross
   unrealized
   appreciation .....         $2            $121
Aggregate gross
   unrealized
   depreciation .....         --              (4)
                           -----          ------
Net unrealized
   appreciation .....         $2            $117
                           =====          ======

REPORT OF INDEPENDENT AUDITORS                           TIP INSTITUTIONAL FUNDS

February 28, 1998



TO THE BOARD OF DIRECTORS AND SHAREHOLDERS:
TIP INSTITUTIONAL FUNDS

     We have audited the statements of net assets of the TIP Institutional Funds (comprising, respectively, the Turner Short Duration Government Funds--One Year Portfolio and the Turner Short Duration Government Funds--Three Year Portfolio) (the "Funds") as of February 28, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1998, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the TIP Institutional Funds at February 28, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and financial highlights for each of the four years in the period then ended, in conformity with generally accepted accounting principles.


                                                           /S/Ernst & Young LLP



Philadelphia, Pennsylvania
March 30, 1998

                             NOTICE TO SHAREHOLDERS
                                       OF
                             TIP INSTITUTIONAL FUNDS
                                   (UNAUDITED)

SHAREHOLDER'S VOTING RESULTS
There was a special meeting of shareholders on January 22, 1998 to approve a new Advisory Agreement and to elect the Board of Trustees. The results were as follows:

New Advisory Agreement:
                               SHARES VOTED       % OF         % OF
                                    FOR           VOTED        TOTAL
                              --------------    --------     --------
   One Year Portfolio
      For                          65,195          100%        52.96%
      Against                           0            0%            0%
      Abstain                           0            0%            0%

   Three Year Portfolio
      For                       1,429,808        99.53%        84.59%
      Against                           0            0%            0%
      Abstain                       6,748          .47%          .40%



Election of Trustees:
                               SHARES VOTED       % OF         % OF
                                    FOR           VOTED        TOTAL
                              --------------    --------     --------
Robert E. Turner:
      For                       1,495,003        99.55%        82.44%
      Against                           0            0%            0%
      Abstain                       6,748          .45%          .37%

Alfred C. Salvato:
      For                       1,495,003        99.55%        82.44%
      Against                           0            0%            0%
      Abstain                       6,748          .45%          .37%

Ron Filante:
      For                       1,495,003        99.55%        82.44%
      Against                           0            0%            0%
      Abstain                       6,748          .45%          .37%

Katherine Ginswold:
      For                       1,495,003        99.55%        82.44%
      Against                           0            0%            0%
      Abstain                       6,748          .45%          .37%

                             NOTICE TO SHAREHOLDERS
                                       OF
                             TIP INSTITUTIONAL FUNDS
                                   (UNAUDITED)

For the shareholders that do not have a February 28, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a February 28, 1998 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended February 28, 1998, the portfolio is designating long term capital gains, qualifying dividends, and exempt interest income with regard to distributions paid during the year as follows:


                                                   (A)                 (B)
                                                LONG TERM           ORDINARY              (C)
                                              CAPITAL GAIN           INCOME              TOTAL
                                              DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS
           PORTFOLIO                           (TAX BASIS)         (TAX BASIS)        (TAX BASIS)
           ---------                          --------------      -------------      -------------
Turner Short Duration Government Funds--
   One Year Portfolio .......................       0%                100%                100%
Turner Short Duration Government Funds--
   Three Year Portfolio .....................       0%                100%                100%

                                                   (D)                 (E)                (F)
                                               QUALIFYING          TAX EXEMPT           FOREIGN
           PORTFOLIO                          DIVIDENDS (1)         INTEREST          TAX CREDIT
           ---------                          -------------       -------------      -------------
Turner Short Duration Government Funds--
   One Year Portfolio .......................       0%                  0%                  0%
Turner Short Duration Government Funds--
   Three Year Portfolio .....................       0%                  0%                  0%


----------
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
  * Items (A) and (B) are based on a percentage of the portfolio's total distributions.
 ** Items (D), (E) and (F) are based on a percentage of ordinary income distributions of the portfolio.

                                      NOTES

                                      NOTES

TRUST
TIP Institutional Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISOR
Turner Investment Partners, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Fund Resources


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP



         [Logo Omitted]
             TURNER
      INVESTMENT PARTNERS,
              INC.

To open an account, receive account information, make inquiries, or request literature:
1-888-TIP-7654


THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE
TIP INSTITUTIONAL FUNDS. IT MAY BE DISTRIBUTED
TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A
TIP INSTITUTIONAL FUNDS PROSPECTUS, WHICH
CONTAINS DETAILED INFORMATION.



TPI-F-005-01